Stock Incentive Plan Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Following is a summary of the amount included as stock-based compensation expense in the accompanying consolidated statements of operations:

	Year Ended December 31,
	2014	2013
Stock options:
Research and development	$143,000	$191,000
General and administrative	632,000	1,246,000
Severance charge	1,161,000	—
Total stock-based compensation expense	$1,936,000	$1,437,000

(1)
The severance charge component of stock incentive plan compensation relates to accelerated vesting of stock options held by the Company’s former Chief Executive Officer per the terms of his employment agreement.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes Option activity:

	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	24,971,000	$0.19	9.11	$7,940,000
Granted	750,000	0.28
Exercised	—	—
Forfeited	3,137,378	0.19
Expired	548,875	0.25
Outstanding at December 31, 2014	22,034,747	$0.19	8.18	$640,837
Exercisable at December 31, 2014	19,725,997	$0.19	8.17	$623,062

Schedule of Common Stock, Capital Shares Reserved for Future Issuance [Table Text Block]
As of December 31, 2014, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	22,034,747
Available for future grants under the 2013 Stock Incentive Plan	39,250,000
Warrants	38,890,452
Total shares reserved	100,175,199

Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of each Option is estimated on the date of grant using the Black-Scholes valuation method with the key inputs as follows:

	Years Ended December 31,
	2014	2013
Risk-free interest rate	1.3%	0.6%
Expected volatility	160.9%	172.1%
Expected term (in years)	4.0	4.0
Expected dividend yield	0.0%	0.0%